Other Expenses/(Income), Net (Tables)	6 Months Ended
Sep. 30, 2024
Other Expenses/(Income), Net [Abstract]
Schedule of Other Expenses/(Income), Net
	Six months ended September 30,
	2023	2024
	RMB	RMB
Exchange gains	(4,924)	(190)
Government grants	31	(1,946)
Others	(565)	(159)
Total	(5,458)	(2,295)